TAXES ON INCOME (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	25.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards	$ 1,236,750
Operating Loss Carryforwards, Expiration Dates	expires during the years 2031 to 2032
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 1,439,911